Leases - statement of profit or loss (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Depreciation charge of rightofuse assets	¥ 75,519,000	¥ 88,974,000	¥ 97,924,000
Interest expenses (included in finance cost)	7,578,000	5,803,000	7,736,000
Total expenses recognised in statement of profit or loss	83,097,000	94,777,000	105,660,000
Cash outflow for leases	79,618,000	97,551,000	101,807,000
Expense recognized in relation to short term leases	¥ 2,884,000	¥ 1,412,000	¥ 810,000